                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07715
                    -----------------------------------------

              CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND, INC.
              ----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
              Credit Suisse Global Post-Venture Capital Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2003 to October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2004


- CREDIT SUISSE
  GLOBAL POST-VENTURE CAPITAL FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/03 - 10/31/04

SHARE CLASS/BENCHMARK                                          PERFORMANCE
Common(1)                                                       7.16%
Advisor(1)                                                      6.83%
Class A(1)                                                      7.16%
Class B(1)                                                      6.28%
Class C(1)                                                      6.33%
MSCI World Index(2)                                            11.42%
Russell Midcap(R) Growth Index(2)                               8.77%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.(3)

MARKET OVERVIEW: STRONG START GIVES WAY TO SEESAW FINISH

     The US equity market began the period on a strong note. An improving outlook for the economy and corporate profits continued to help stocks regain their footing after 2000's "bubble burst." However, the market faced headwinds as 2004 progressed, mostly in the form of domestic and international political uncertainty, worries over rising interest rates and a surge in oil prices. The market hit its low for the reporting period in August, but then moved upward again as inflation and interest rate fears subsided. Growth stocks advanced, but underperformed value stocks by a considerable margin, reflecting the outperformance of energy and industrial-type companies, which comprise a larger share of the value universe.

     Nearly all markets outside the US had positive returns for the period, with local results generally lifted for dollar-based investors as most major currencies strengthened vs. the US dollar.

STRATEGIC REVIEW: GOOD STOCK SELECTION COUNTERED BY SECTOR BIAS

     The Fund had a gain, but lagged its MSCI World Index benchmark. Our overall stock selection added value, but this was overwhelmed by the Fund's growth bias within an environment more hospitable to value. To illustrate, the Fund was hindered by its wide underweightings in energy and utilities -- not major sources of venture-backed investments -- and by its double overweighting in the venture-targeted information technology area, which as a group underperformed. The Fund also trailed its Russell benchmark.

Its non-US holdings (which accounted for about 40% of the Fund's portfolio as of October 31, 2004) outperformed the US-focused Russell index. On the domestic side, the Fund's technology and financial services holdings aided its return, while its consumer discretionary and materials stocks lagged.

     Our noteworthy portfolio activity in the latter part of the period included purchasing Kuraray (1.5% of the Fund's portfolio as of October 31, 2004), a Japanese provider of specialty products used in materials ranging from adhesives to leather products. While not a venture-backed company, it has undergone a major restructuring that we think should drive better-than-expected earnings. We view the stock as inexpensive. In the US, we initiated a position in Starwood Hotels (1.6% of the Fund's portfolio as of October 31, 2004), which operates hotels and resorts around the world. Our purchase was based on the company's potential to benefit from a pickup in business travel that could drive hotel occupancy and utilization higher. Another new name was Ness Technologies (1.0% of the Fund's portfolio as of October 31, 2004), a technology services IPO that we participated in. We also added to our position in Psychiatric Solutions (1.0% of the Fund's portfolio as of October 31, 2004), which operates a chain of behavioral clinics.

     Sales included Triad Hospital, a position we eliminated on profit taking. We deployed the proceeds to the position in Psychiatric Solutions, whose earnings have been outgrowing earnings of US hospitals, the rationale for the adjustment. We eliminated our position in JDA Software, based on our general concerns over software demand from retail companies, JDA's primary customers.

GOING FORWARD: BOTTOM-UP APPROACH TO VENTURE-BACKED COMPANIES

     On a sector note, we intend to continue to narrow our large overweighting in the consumer discretionary area, especially in the US. After almost five years of uninterrupted growth in spending, US consumer buying patterns have begun to slow; we find apparel retail less attractive than other areas of consumer discretionary.

     Taking a broader view, we continue to believe that the US economy can mount a sustainable recovery, and we are encouraged by the strong employment numbers reported in early November. As always, we maintain a bottom-up stock selection process that emphasizes companies we believe possess compelling business models, solid finances and the potential to deliver consistent earnings growth.

The Credit Suisse Global Post-Venture Capital Team

Calvin E. Chung
Leo M. Bernstein
Harry M. Jaffe
Chris Matyszewski

Credit Suisse Asset Management, LLC (CSAM)

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE FUND'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

     Effective on or about February 21, 2005, the Credit Suisse Global Post-Venture Capital Fund (the "Fund") will change its current 80% investment policy to a policy of investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small companies from at least three countries, including the U.S. At the same time, the Fund will change its name to "Credit Suisse Global Small Cap Fund."

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND(1) COMMON CLASS
       SHARES, ADVISOR CLASS SHARES, THE RUSSELL MIDCAP(R) GROWTH INDEX(2)
              AND THE MSCI WORLD INDEX(2) FROM INCEPTION (9/30/96).

            CREDIT SUISSE GLOBAL  CREDIT SUISSE GLOBAL
            POST-VENTURE CAPITAL  POST-VENTURE CAPITAL
             FUND(1) -- COMMON     FUND(1) -- ADVISOR    RUSSELL MIDCAP(R)
                   CLASS                 CLASS            GROWTH INDEX(2)      MSCI WORLD INDEX(2)
 9/30/1996        $ 10,000              $ 10,000              $ 10,000              $ 10,000
10/31/1996        $  9,860              $  9,850              $  9,883              $ 10,072
11/30/1996        $ 10,020              $ 10,010              $ 10,465              $ 10,638
12/31/1996        $ 10,060              $ 10,050              $ 10,289              $ 10,469
 1/31/1997        $ 10,340              $ 10,330              $ 10,744              $ 10,597
 2/28/1997        $  9,760              $  9,740              $ 10,507              $ 10,721
 3/31/1997        $  9,140              $  9,120              $  9,914              $ 10,511
 4/30/1997        $  9,180              $  9,160              $ 10,156              $ 10,856
 5/31/1997        $ 10,120              $ 10,090              $ 11,066              $ 11,528
 6/30/1997        $ 10,380              $ 10,360              $ 11,373              $ 12,105
 7/31/1997        $ 11,160              $ 11,120              $ 12,461              $ 12,664
 8/31/1997        $ 10,970              $ 10,940              $ 12,340              $ 11,818
 9/30/1997        $ 11,760              $ 11,720              $ 12,964              $ 12,462
10/31/1997        $ 11,150              $ 11,110              $ 12,315              $ 11,808
11/30/1997        $ 11,020              $ 10,970              $ 12,444              $ 12,019
12/31/1997        $ 10,937              $ 10,885              $ 12,608              $ 12,167
 1/31/1998        $ 10,698              $ 10,646              $ 12,381              $ 12,508
 2/28/1998        $ 11,903              $ 11,839              $ 13,545              $ 13,357
 3/31/1998        $ 12,713              $ 12,649              $ 14,113              $ 13,923
 4/30/1998        $ 13,440              $ 13,365              $ 14,304              $ 14,061
 5/31/1998        $ 12,921              $ 12,846              $ 13,716              $ 13,887
 6/30/1998        $ 13,118              $ 13,043              $ 14,104              $ 14,218
 7/31/1998        $ 12,484              $ 12,410              $ 13,500              $ 14,197
 8/31/1998        $  9,867              $  9,806              $ 10,923              $ 12,306
 9/30/1998        $ 10,282              $ 10,221              $ 11,749              $ 12,526
10/31/1998        $ 10,937              $ 10,854              $ 12,615              $ 13,661
11/30/1998        $ 11,872              $ 11,788              $ 13,465              $ 14,475
12/31/1998        $ 13,064              $ 12,968              $ 14,860              $ 15,184
 1/31/1999        $ 13,626              $ 13,530              $ 15,305              $ 15,519
 2/28/1999        $ 14,179              $ 14,082              $ 14,557              $ 15,108
 3/31/1999        $ 15,283              $ 15,175              $ 15,368              $ 15,740
 4/30/1999        $ 16,210              $ 16,091              $ 16,068              $ 16,362
 5/31/1999        $ 15,950              $ 15,830              $ 15,861              $ 15,767
 6/30/1999        $ 18,492              $ 18,339              $ 16,969              $ 16,504
 7/31/1999        $ 19,242              $ 19,088              $ 16,428              $ 16,456
 8/31/1999        $ 19,346              $ 19,182              $ 16,258              $ 16,429
 9/30/1999        $ 19,429              $ 19,255              $ 16,119              $ 16,272
10/31/1999        $ 20,054              $ 19,869              $ 17,366              $ 17,120
11/30/1999        $ 25,409              $ 25,166              $ 19,164              $ 17,604
12/31/1999        $ 31,480              $ 31,185              $ 22,482              $ 19,031
 1/31/2000        $ 32,374              $ 32,079              $ 22,478              $ 17,944
 2/29/2000        $ 39,690              $ 39,327              $ 27,203              $ 17,994
 3/31/2000        $ 38,737              $ 38,375              $ 27,230              $ 19,240
 4/30/2000        $ 34,743              $ 34,402              $ 24,586              $ 18,429
 5/31/2000        $ 31,794              $ 31,475              $ 22,793              $ 17,965
 6/30/2000        $ 34,360              $ 34,007              $ 25,212              $ 18,572
 7/31/2000        $ 33,117              $ 32,765              $ 23,616              $ 18,051
 8/31/2000        $ 37,507              $ 37,109              $ 27,177              $ 18,641
 9/30/2000        $ 35,985              $ 35,587              $ 25,848              $ 17,652
10/31/2000        $ 32,130              $ 31,777              $ 24,080              $ 17,358
11/30/2000        $ 25,732              $ 25,448              $ 18,848              $ 16,307
12/31/2000        $ 26,359              $ 26,063              $ 19,841              $ 16,573
 1/31/2001        $ 27,218              $ 26,899              $ 20,974              $ 16,895
 2/28/2001        $ 23,537              $ 23,264              $ 17,346              $ 15,469
 3/31/2001        $ 20,518              $ 20,279              $ 14,863              $ 14,456
 4/30/2001        $ 22,330              $ 22,056              $ 17,341              $ 15,528
 5/31/2001        $ 21,900              $ 21,626              $ 17,259              $ 15,335
 6/30/2001        $ 21,285              $ 21,022              $ 17,268              $ 14,857
 7/31/2001        $ 19,915              $ 19,652              $ 16,104              $ 14,661
 8/31/2001        $ 18,765              $ 18,525              $ 14,937              $ 13,960
 9/30/2001        $ 16,036              $ 15,819              $ 12,468              $ 12,732
10/31/2001        $ 17,104              $ 16,864              $ 13,778              $ 12,977
11/30/2001        $ 18,463              $ 18,200              $ 15,262              $ 13,747
12/31/2001        $ 19,206              $ 18,920              $ 15,842              $ 13,835
 1/31/2002        $ 18,428              $ 18,154              $ 15,328              $ 13,417
 2/28/2002        $ 17,720              $ 17,445              $ 14,459              $ 13,303
 3/31/2002        $ 18,660              $ 18,363              $ 15,562              $ 13,894
 4/30/2002        $ 18,080              $ 17,794              $ 14,739              $ 13,427
 5/31/2002        $ 17,499              $ 17,224              $ 14,299              $ 13,458
 6/30/2002        $ 16,419              $ 16,156              $ 12,721              $ 12,645
 7/31/2002        $ 14,329              $ 14,100              $ 11,484              $ 11,580
 8/31/2002        $ 13,772              $ 13,543              $ 11,444              $ 11,604
 9/30/2002        $ 12,460              $ 12,253              $ 10,535              $ 10,331
10/31/2002        $ 12,796              $ 12,567              $ 11,352              $ 11,095
11/30/2002        $ 13,725              $ 13,485              $ 12,241              $ 11,696
12/31/2002        $ 12,576              $ 12,346              $ 11,501              $ 11,131
 1/31/2003        $ 12,181              $ 11,963              $ 11,389              $ 10,795
 2/28/2003        $ 11,763              $ 11,545              $ 11,290              $ 10,610
 3/31/2003        $ 11,519              $ 11,301              $ 11,500              $ 10,581
 4/30/2003        $ 12,703              $ 12,462              $ 12,283              $ 11,526
 5/31/2003        $ 14,190              $ 13,914              $ 13,464              $ 12,190
 6/30/2003        $ 14,736              $ 14,449              $ 13,657              $ 12,406
 7/31/2003        $ 15,270              $ 14,971              $ 14,144              $ 12,660
 8/31/2003        $ 16,245              $ 15,924              $ 14,924              $ 12,937
 9/30/2003        $ 16,245              $ 15,924              $ 14,634              $ 13,019
10/31/2003        $ 17,511              $ 17,166              $ 15,814              $ 13,794
11/30/2003        $ 17,720              $ 17,352              $ 16,238              $ 14,007
12/31/2003        $ 18,184              $ 17,817              $ 16,415              $ 14,889
 1/31/2004        $ 19,113              $ 18,723              $ 16,956              $ 15,132
 2/29/2004        $ 19,485              $ 19,071              $ 17,241              $ 15,390
 3/31/2004        $ 19,427              $ 19,013              $ 17,208              $ 15,294
 4/30/2004        $ 19,055              $ 18,653              $ 16,723              $ 14,990
 5/31/2004        $ 18,974              $ 18,572              $ 17,118              $ 15,137
 6/30/2004        $ 19,636              $ 19,199              $ 17,390              $ 15,454
 7/31/2004        $ 18,010              $ 17,619              $ 16,239              $ 14,953
 8/31/2004        $ 17,813              $ 17,410              $ 16,039              $ 15,025
 9/30/2004        $ 18,254              $ 17,840              $ 16,637              $ 15,314
10/31/2004        $ 18,765              $ 18,328              $ 17,201              $ 15,693

[CHART]

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
          SUISSE GLOBAL POST-VENTURE CAPITAL FUND(1) CLASS A SHARES(3),
 CLASS B SHARES(3), AND CLASS C SHARES(3), THE RUSSELL MIDCAP(R) GROWTH INDEX(2)
              AND THE MSCI WORLD INDEX(2) FROM INCEPTION (7/31/01).

                                  CREDIT SUISSE GLOBAL  CREDIT SUISSE GLOBAL
            CREDIT SUISSE GLOBAL  POST-VENTURE CAPITAL  POST-VENTURE CAPITAL
            POST-VENTURE CAPITAL  FUND(1) -- CLASS B(3) FUND(1) -- CLASS C(3)
            FUND(1) -- CLASS A(3)    (WITH MAXIMUM         (WITH MAXIMUM
            (WITH MAXIMUM SALES    CONTINGENT DEFERRED  CONTINGENT DEFERRED   RUSSELL MIDCAP(R)       MSCI WORLD
                  CHARGE)             SALES CHARGE)        SALES CHARGE)       GROWTH INDEX(2)         INDEX(2)
 7/31/2001         $ 9,425               $ 10,000             $ 10,000             $ 10,000            $ 10,000
 8/31/2001         $ 8,879               $  9,417             $  9,417             $  9,275            $  9,522
 9/30/2001         $ 7,588               $  8,041             $  8,041             $  7,742            $  8,684
10/31/2001         $ 8,099               $  8,577             $  8,583             $  8,556            $  8,851
11/30/2001         $ 8,736               $  9,254             $  9,259             $  9,477            $  9,376
12/31/2001         $ 9,088               $  9,615             $  9,621             $  9,837            $  9,436
 1/31/2002         $ 8,720               $  9,219             $  9,224             $  9,518            $  9,152
 2/28/2002         $ 8,385               $  8,857             $  8,869             $  8,978            $  9,074
 3/31/2002         $ 8,830               $  9,324             $  9,329             $  9,663            $  9,477
 4/30/2002         $ 8,555               $  9,026             $  9,032             $  9,152            $  9,159
 5/31/2002         $ 8,286               $  8,735             $  8,741             $  8,879            $  9,180
 6/30/2002         $ 7,775               $  8,192             $  8,198             $  7,899            $  8,625
 7/31/2002         $ 6,780               $  7,143             $  7,149             $  7,131            $  7,899
 8/31/2002         $ 6,516               $  6,857             $  6,863             $  7,106            $  7,915
 9/30/2002         $ 5,896               $  6,198             $  6,210             $  6,542            $  7,046
10/31/2002         $ 6,044               $  6,362             $  6,367             $  7,049            $  7,568
11/30/2002         $ 6,484               $  6,822             $  6,828             $  7,601            $  7,978
12/31/2002         $ 5,940               $  6,245             $  6,251             $  7,142            $  7,592
 1/31/2003         $ 5,747               $  6,047             $  6,052             $  7,072            $  7,363
 2/28/2003         $ 5,533               $  5,831             $  5,837             $  7,010            $  7,237
 3/31/2003         $ 5,412               $  5,708             $  5,714             $  7,141            $  7,217
 4/30/2003         $ 5,973               $  6,292             $  6,303             $  7,627            $  7,862
 5/31/2003         $ 6,681               $  7,020             $  7,032             $  8,361            $  8,315
 6/30/2003         $ 6,951               $  7,289             $  7,294             $  8,480            $  8,462
 7/31/2003         $ 7,220               $  7,551             $  7,557             $  8,783            $  8,635
 8/31/2003         $ 7,676               $  8,023             $  8,035             $  9,267            $  8,824
 9/30/2003         $ 7,687               $  8,023             $  8,029             $  9,087            $  8,880
10/31/2003         $ 8,286               $  8,641             $  8,653             $  9,820            $  9,409
11/30/2003         $ 8,385               $  8,735             $  8,746             $ 10,083            $  9,554
12/31/2003         $ 8,604               $  8,962             $  8,974             $ 10,193            $ 10,156
 1/31/2004         $ 9,044               $  9,411             $  9,423             $ 10,529            $ 10,321
 2/29/2004         $ 9,220               $  9,586             $  9,603             $ 10,706            $ 10,498
 3/31/2004         $ 9,192               $  9,551             $  9,569             $ 10,686            $ 10,432
 4/30/2004         $ 9,016               $  9,364             $  9,382             $ 10,384            $ 10,224
 5/31/2004         $ 8,978               $  9,318             $  9,335             $ 10,629            $ 10,324
 6/30/2004         $ 9,286               $  9,638             $  9,650             $ 10,798            $ 10,541
 7/31/2004         $ 8,522               $  8,834             $  8,845             $ 10,084            $ 10,199
 8/31/2004         $ 8,429               $  8,729             $  8,741             $  9,959            $ 10,248
 9/30/2004         $ 8,637               $  8,945             $  8,956             $ 10,331            $ 10,445
10/31/2004         $ 8,879               $  9,092             $  9,201             $ 10,681            $ 10,704

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                                                                  SINCE
                                                          1 YEAR   5 YEARS      INCEPTION
                                                          ------   -------      ---------
Common Class                                               12.37%    (1.24)%         7.81%
Advisor Class                                              12.04%    (1.51)%         7.50%
Class A Without Sales Charge                               12.37%       --          (2.71)%
Class A With Maximum Sales Charge                           5.93%       --          (4.52)%
Class B Without CDSC                                       11.48%       --          (3.46)%
Class B With CDSC                                           7.48%       --          (3.76)%
Class C Without CDSC                                       11.55%       --          (3.42)%
Class C With CDSC                                          10.55%       --          (3.42)%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

                                                                                  SINCE
                                                          1 YEAR   5 YEARS      INCEPTION
                                                          ------   -------      ---------
Common Class                                                7.16%    (1.32)%         8.09%
Advisor Class                                               6.83%    (1.60)%         7.78%
Class A Without Sales Charge                                7.16%       --          (1.81)%
Class A With Maximum Sales Charge                           1.00%       --          (3.59)%
Class B Without CDSC                                        6.28%       --          (2.58)%
Class B With CDSC                                           2.28%       --          (2.88)%
Class C Without CDSC                                        6.33%       --          (2.53)%
Class C With CDSC                                           5.33%       --          (2.53)%

     RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. The Morgan Stanley Capital International World Index is a free float-adjusted market-capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 1.00%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 2.28%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 5.33%.

INFORMATION ABOUT YOUR FUND'S EXPENSES

     As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

     The table illustrates your Fund's expenses in two ways:

     - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

     - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

     Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

    EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD ENDED
                                OCTOBER 31, 2004

                                       COMMON   ADVISOR
                                       CLASS     CLASS    CLASS A   CLASS B   CLASS C
                                       ------   -------   -------   -------   -------
ACTUAL FUND RETURN
Beginning Account
  Value 4/30/04                       $ 1,000   $ 1,000   $ 1,000   $ 1,000   $ 1,000
Ending Account
  Value 10/31/04                      $   985   $   983   $   985   $   981   $   981
Expenses Paid
  per $1,000*                         $  8.23   $  9.47   $  8.23   $ 11.95   $ 11.95

HYPOTHETICAL 5%
FUND RETURN
Beginning Account
  Value 4/30/04                       $ 1,000   $ 1,000   $ 1,000   $ 1,000   $ 1,000
Ending Account
  Value 10/31/04                      $ 1,025   $ 1,025   $ 1,025   $ 1,025   $ 1,025
Expenses Paid
  per $1,000*                         $  8.40   $  9.67   $  8.40   $ 12.22   $ 12.22

                                       COMMON   ADVISOR
                                       CLASS     CLASS    CLASS A   CLASS B   CLASS C
                                       ------   -------   -------   -------   -------
ANNUALIZED
EXPENSE RATIOS*
                                         1.65%     1.90%     1.65%     2.40%     2.40%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Consumer Discretionary                          25.1%
Information Technology                          24.6%
Health Care                                     16.1%
Industrials                                     12.6%
Financials                                       8.3%
Other Assets                                     5.6%
Consumer Staples                                 3.2%
Energy                                           2.9%
Materials                                        1.6%

----------
*The Fund's sector breakdown is expressed as a percentage of total investments
 (excluding security lending collateral) and may vary over time.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

                                                                       NUMBER OF
                                                                         SHARES       VALUE
                                                                       ---------   ------------
COMMON STOCKS (91.4%)
AUSTRALIA (1.0%)
MACHINERY (1.0%)
    Bradken, Ltd.*                                                       675,243   $  1,553,468
                                                                                   ------------
TOTAL AUSTRALIA                                                                       1,553,468
                                                                                   ------------
CANADA (2.8%)
LEISURE EQUIPMENT & PRODUCTS (1.3%)
    Mega Bloks*                                                           97,950      1,429,400
    Mega Bloks, Rule 144A*^                                               30,300        444,408
                                                                                   ------------
                                                                                      1,873,808
                                                                                   ------------

SPECIALTY RETAIL (1.5%)
    Gildan Activewear, Inc. Class A*                                      79,000      2,266,510
                                                                                   ------------
TOTAL CANADA                                                                          4,140,318
                                                                                   ------------
CAYMAN ISLANDS (2.1%)
INTERNET SOFTWARE & SERVICES (2.1%)
    Shanda Interactive Entertainment, Ltd. ADR*@                          55,410      1,683,854
    SINA Corp.*@                                                          41,750      1,398,625
                                                                                   ------------
TOTAL CAYMAN ISLANDS                                                                  3,082,479
                                                                                   ------------
DENMARK (1.5%)
ELECTRICAL EQUIPMENT (1.5%)
    Vestas Wind Systems AS                                               179,600      2,226,645
                                                                                   ------------
TOTAL DENMARK                                                                         2,226,645
                                                                                   ------------
FRANCE (3.2%)
OFFICE ELECTRONICS (3.2%)
    Neopost SA                                                            68,808      4,776,672
                                                                                   ------------
TOTAL FRANCE                                                                          4,776,672
                                                                                   ------------
GERMANY (0.5%)
BIOTECHNOLOGY (0.5%)
    Epigenomics AG*@                                                      79,400        710,035
                                                                                   ------------
TOTAL GERMANY                                                                           710,035
                                                                                   ------------
HONG KONG (1.3%)
MACHINERY (1.3%)
    Techtronic Industries Company, Ltd.                                1,006,400      2,007,981
                                                                                   ------------
TOTAL HONG KONG                                                                       2,007,981
                                                                                   ------------
IRELAND (1.4%)
AIRLINES (1.4%)
    Ryanair Holdings PLC*@                                                27,800        142,100
    Ryanair Holdings PLC ADR*@                                            66,300      1,908,114
                                                                                   ------------
TOTAL IRELAND                                                                         2,050,214
                                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                                       NUMBER OF
                                                                         SHARES       VALUE
                                                                       ---------   ------------
COMMON STOCKS
ISRAEL (1.3%)

INTERNET SOFTWARE & SERVICES (1.3%)
    Check Point Software Technologies, Ltd.*                              85,700   $  1,938,620
                                                                                   ------------
TOTAL ISRAEL                                                                          1,938,620
                                                                                   ------------
JAPAN (7.1%)
CHEMICALS (1.5%)
    Kuraray Company, Ltd.*                                               292,500      2,281,282
                                                                                   ------------
HOTELS, RESTAURANTS & LEISURE (1.8%)
    Round One Corp.@                                                       1,335      2,603,493
                                                                                   ------------
INTERNET SOFTWARE & SERVICES (1.8%)
    Softbank Corp.@                                                       59,300      2,681,607
                                                                                   ------------
SPECIALTY RETAIL (2.0%)
    USS Company, Ltd.                                                     36,780      2,969,798
                                                                                   ------------
TOTAL JAPAN                                                                          10,536,180
                                                                                   ------------
NETHERLANDS (2.0%)
FOOD PRODUCTS (2.0%)
    Nutreco Holdings NV                                                  120,565      2,943,565
                                                                                   ------------
TOTAL NETHERLANDS                                                                     2,943,565
                                                                                   ------------
NORWAY (1.1%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Tandberg ASA@                                                        166,800      1,571,160
                                                                                   ------------
TOTAL NORWAY                                                                          1,571,160
                                                                                   ------------
SOUTH KOREA (1.0%)
MACHINERY (1.0%)
    Samsung Heavy Industries Company, Ltd.                               266,200      1,442,062
                                                                                   ------------
TOTAL SOUTH KOREA                                                                     1,442,062
                                                                                   ------------
SWEDEN (4.2%)
HEALTHCARE EQUIPMENT & SUPPLIES (2.5%)
    Getinge AB Class B@                                                  326,200      3,645,719
                                                                                   ------------
MACHINERY (1.7%)
    Alfa Laval AB@                                                       180,700      2,535,676
                                                                                   ------------
TOTAL SWEDEN                                                                          6,181,395
                                                                                   ------------
SWITZERLAND (1.7%)
HEALTHCARE EQUIPMENT & SUPPLIES (1.7%)
    Nobel Biocare Holding AG                                              15,379      2,508,452
                                                                                   ------------
TOTAL SWITZERLAND                                                                     2,508,452
                                                                                   ------------
UNITED KINGDOM (11.3%)
AUTOMOBILE PARTS & EQUIPMENT (2.0%)
    Halfords Group PLC*                                                  560,250      2,925,657
                                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                                       NUMBER OF
                                                                         SHARES       VALUE
                                                                       ---------   ------------
COMMON STOCKS
UNITED KINGDOM

COMMERCIAL SERVICES & SUPPLIES (1.9%)
    Michael Page International PLC                                       913,040   $  2,878,746
                                                                                   ------------
HOTELS, RESTAURANTS & LEISURE (4.2%)
    Enterprise Inns PLC                                                  344,341      3,911,272
    William Hill PLC                                                     249,725      2,239,613
                                                                                   ------------
                                                                                      6,150,885
                                                                                   ------------
INSURANCE (1.5%)
    Admiral Group PLC*                                                   428,090      2,292,378
                                                                                   ------------
SOFTWARE (1.7%)
    Sage Group PLC                                                       746,460      2,513,294
                                                                                   ------------
TOTAL UNITED KINGDOM                                                                 16,760,960
                                                                                   ------------
UNITED STATES (47.9%)
COMMUNICATIONS EQUIPMENT (3.0%)
    Harmonic, Inc.*@                                                     167,000      1,389,440
    Kanbay International, Inc.*                                          130,000      3,105,700
                                                                                   ------------
                                                                                      4,495,140
                                                                                   ------------
COMPUTERS & PERIPHERALS (1.1%)
    Avid Technology, Inc.*                                                30,600      1,621,188
                                                                                   ------------
CONSTRUCTION & ENGINEERING (1.2%)
    Infrasource Services, Inc.*                                          165,100      1,723,644
                                                                                   ------------
DIVERSIFIED FINANCIALS (6.5%)
    Affiliated Managers Group, Inc.*@                                     44,100      2,462,544
    E*TRADE Financial Corp.*                                             313,900      4,049,310
    Franklin Resources, Inc.                                              51,900      3,146,178
                                                                                   ------------
                                                                                      9,658,032
                                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Broadcom Corp. Class A*                                               51,800      1,401,190
                                                                                   ------------
FOOD & DRUG RETAILING (1.2%)
    Whole Foods Market, Inc.                                              16,300      1,327,309
    Wild Oats Markets, Inc.*@                                             70,300        427,424
                                                                                   ------------
                                                                                      1,754,733
                                                                                   ------------
HEALTHCARE PROVIDERS & SERVICES (9.1%)
    AMERIGROUP Corp.*@                                                    35,100      2,106,000
    Centene Corp.*                                                        77,950      3,697,169
    Pediatrix Medical Group, Inc.*                                        53,400      3,003,750
    Psychiatric Solutions, Inc.*                                          60,076      1,528,934
    United Surgical Partners International, Inc.*@                        90,300      3,161,403
                                                                                   ------------
                                                                                     13,497,256
                                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                                       NUMBER OF
                                                                         SHARES       VALUE
                                                                       ---------   ------------
COMMON STOCKS
UNITED STATES

HOTELS, RESTAURANTS & LEISURE (2.6%)
    Panera Bread Co. Class A*@                                            41,200   $  1,439,116
    Starwood Hotels & Resorts Worldwide, Inc.                             49,300      2,353,089
                                                                                   ------------
                                                                                      3,792,205
                                                                                   ------------
HOUSEHOLD DURABLES (1.0%)
    Yankee Candle Company, Inc.*                                          53,600      1,484,720
                                                                                   ------------
INTERNET SOFTWARE & SERVICES (2.1%)
    Corillian Corp.*                                                     201,100        989,412
    Digitas, Inc.*@                                                      231,500      2,083,500
                                                                                   ------------
                                                                                      3,072,912
                                                                                   ------------
IT CONSULTING & SERVICES (0.8%)
    Ness Technologies, Inc.*@                                             84,100      1,111,802
                                                                                   ------------
MEDIA (1.8%)
    Radio One, Inc. Class A*                                              75,000      1,098,750
    Univision Communications, Inc. Class A*                               51,400      1,591,344
                                                                                   ------------
                                                                                      2,690,094
                                                                                   ------------
MULTILINE RETAIL (1.7%)
    Dollar Tree Stores, Inc.*                                             89,200      2,577,880
                                                                                   ------------
OIL & GAS (2.9%)
    Newfield Exploration Co.*                                             73,900      4,300,980
                                                                                   ------------
PHARMACEUTICALS (2.2%)
    Sepracor, Inc.*@                                                      71,700      3,293,181
                                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.0%)
    Cymer, Inc.*@                                                         75,000      2,139,000
    Integrated Circuit Systems, Inc.*@                                   135,400      3,053,270
    Tessera Technologies, Inc.*                                          133,000      3,714,690
                                                                                   ------------
                                                                                      8,906,960
                                                                                   ------------
SPECIALTY RETAIL (3.7%)
    Hot Topic, Inc.*                                                      79,150      1,627,324
    Urban Outfitters, Inc.*                                               94,400      3,870,400
                                                                                   ------------
                                                                                      5,497,724
                                                                                   ------------
TOTAL UNITED STATES                                                                  70,879,641
                                                                                   ------------

TOTAL COMMON STOCKS (Cost $108,433,606)                                             135,309,847
                                                                                   ------------
PREFERRED STOCKS (0.8%)
UNITED STATES (0.8%)
CONSUMER SERVICES (0.8%)
    PRN Corp.*++                                                          88,000      1,157,200
                                                                                   ------------
INTERNET SOFTWARE & SERVICES (0.0%)
    Planetweb, Inc.*++                                                   183,800          1,428
                                                                                   ------------

TOTAL PREFERRED STOCKS (Cost $1,790,331)                                              1,158,628
                                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                                                      NUMBER OF
                                                                       SHARES          VALUE
                                                                    ------------   -------------
WARRANT (0.0%)
UNITED STATES (0.0%)
CONSUMER SERVICES (0.0%)
    PRN Corp. strike $0.01, expires August 2011*++ (Cost $0)              20,366   $           0
                                                                                   -------------
LIMITED PARTNERSHIPS (1.8%)
UNITED STATES (1.8%)
VENTURE CAPITAL (1.8%)
    Austin Ventures VIII L.P. *++                                        280,002         223,548
    Boston Ventures L.P.V*++                                             960,014         370,001
    CVC European Equity III L.P.*++                                      681,096         730,066
    Madison Dearborn Capital Partners IV, L.P.*++                        538,964         463,273
    New Enterprise Associates VII*++                                   1,000,000         237,567
    Oak Investment Partners X L.P.*++                                  1,040,252         734,081
                                                                                   -------------

TOTAL LIMITED PARTNERSHIPS (Cost $3,024,925)                                           2,758,536
                                                                                   -------------
SHORT-TERM INVESTMENTS (26.5%)
    State Street Navigator Prime Fund@@                               30,945,911      30,945,911

                                                                        PAR
                                                                       (000)
                                                                    ------------
    State Street Bank and Trust Co.
     Euro Time Deposit, 1.000%, 11/01/04                            $      8,300       8,300,000
                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $39,245,911)                                       39,245,911
                                                                                   -------------
TOTAL INVESTMENTS AT VALUE (120.5%) (Cost $152,494,773)                              178,472,922

LIABILITIES IN EXCESS OF OTHER ASSETS (-20.5%)                                       (30,397,409)
                                                                                   -------------

NET ASSETS (100.0%)                                                                $ 148,075,513
                                                                                   =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

*    Non-income producing security.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $444,408 or 0.30% of net assets.
++ Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
@    Security or portion thereof is out on loan.
@@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS
    Investments at value, including collateral
     for securities on loan of $30,945,911                            $   178,472,922(1)
      (Cost $152,494,773) (Note 1)
    Foreign currency at value (cost $142,214)                                 143,015
    Dividend and interest receivable                                           42,204
    Receivable for fund shares sold                                             2,077
    Receivable for investments sold                                         2,498,282
    Prepaid expenses and other assets                                          55,550
                                                                      ---------------
      Total Assets                                                        181,214,050
                                                                      ---------------
LIABILITIES
    Due to custodian                                                        1,045,523
    Advisory fee payable (Note 2)                                              62,674
    Administrative services fee payable (Note 2)                               39,982
    Shareholder Servicing/Distribution fee payable (Note 2)                    33,335
    Payable upon return of securities loaned (Note 1)                      30,945,911
    Payable for investments purchased                                         375,728
    Payable for fund shares redeemed                                          291,148
    Directors' fee payable                                                      4,268
    Other accrued expenses payable                                            339,968
                                                                      ---------------
      Total Liabilities                                                    33,138,537
                                                                      ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                    9,168
    Paid-in capital (Note 6)                                              234,182,854
    Accumulated net realized loss on investments and foreign
     currency transactions                                               (112,097,684)
    Net unrealized appreciation from investments and foreign
     currency translations                                                 25,981,175
                                                                      ---------------
      Net Assets                                                      $   148,075,513
                                                                      ===============
COMMON SHARES
    Net assets                                                        $    48,378,334
    Shares outstanding                                                      2,993,767
                                                                      ---------------
    Net asset value, offering price, and redemption price per share   $         16.16
                                                                      ===============
ADVISOR SHARES
    Net assets                                                        $     1,842,804
    Shares outstanding                                                        116,720
                                                                      ---------------
    Net asset value, offering price, and redemption price per share   $         15.79
                                                                      ===============

A SHARES
    Net assets                                                        $    97,146,241
    Shares outstanding                                                      6,012,612
                                                                      ---------------
    Net asset value and redemption price per share                    $         16.16
                                                                      ===============
    Maximum offering price per share (net asset value/(1-5.75%))      $         17.15
                                                                      ===============

B SHARES
    Net assets                                                        $       336,905
    Shares outstanding                                                         21,385
                                                                      ---------------
    Net asset value and offering price per share                      $         15.75
                                                                      ===============

C SHARES
    Net assets                                                        $       371,229
    Shares outstanding                                                         23,532
                                                                      ---------------
    Net asset value and offering price per share                      $         15.78
                                                                      ===============

(1)  Including $29,998,637 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

INVESTMENT INCOME (Note 1)
    Dividends                                                         $       884,054
    Interest                                                                   42,005
    Securities lending                                                         70,028
    Net investment loss allocated from partnerships                           (52,893)
    Foreign taxes withheld                                                    (92,862)
                                                                      ---------------
      Total investment income                                                 850,332
                                                                      ---------------
EXPENSES
    Investment advisory fees (Note 2)                                       2,053,787
    Administrative services fees (Note 2)                                     267,218
    Shareholder Servicing/Distribution fees (Note 2)
      Common Class                                                            132,945
      Advisor Class                                                            10,070
      Class A                                                                 271,438
      Class B                                                                   2,571
      Class C                                                                   2,784
    Transfer agent fees (Note 2)                                              781,794
    Printing fees (Note 2)                                                    121,189
    Registration fees                                                          67,472
    Legal fees                                                                 58,028
    Custodian fees                                                             51,013
    Audit fees                                                                 22,043
    Insurance expense                                                          18,252
    Directors' fees                                                            16,872
    Commitment fee (Note 3)                                                     4,737
    Miscellaneous expense                                                      11,349
                                                                      ---------------
      Total expenses                                                        3,893,562
    Less: fees waived (Note 2)                                             (1,173,512)
                                                                      ---------------
      Net expenses                                                          2,720,050
                                                                      ---------------
       Net investment loss                                                 (1,869,718)
                                                                      ---------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                      5,682,373
    Net realized gain on foreign currency transactions                          9,502
    Net change in unrealized appreciation (depreciation)
     from investments                                                       7,834,847
    Net change in unrealized appreciation (depreciation) from
     foreign currency translations                                              1,750
                                                                      ---------------
    Net realized and unrealized gain from investments
     and foreign currency related items                                    13,528,472
                                                                      ---------------
    Net increase in net assets resulting from operations              $    11,658,754
                                                                      ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR           FOR THE YEAR
                                                                           ENDED                  ENDED
                                                                      OCTOBER 31, 2004       OCTOBER 31, 2003
                                                                      ----------------       ----------------
FROM OPERATIONS
  Net investment loss                                                 $     (1,869,718)      $       (727,357)
  Net realized gain (loss) from investments and foreign
   currency transactions                                                     5,691,875               (432,953)
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                             7,836,597             21,151,770
                                                                      ----------------       ----------------
   Net increase in net assets resulting from operations                     11,658,754             19,991,460
                                                                      ----------------       ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                              12,785,599             93,412,350
  Exchange value of shares due to merger                                            --            116,650,286
  Net asset value of shares redeemed                                       (50,019,827)(1)       (110,586,775)(2)
                                                                      ----------------       ----------------
   Net increase (decrease) in net assets from capital
    share transactions                                                     (37,234,228)            99,475,861
                                                                      ----------------       ----------------
  Net increase (decrease) in net assets                                    (25,575,474)           119,467,321

NET ASSETS
  Beginning of year                                                        173,650,987             54,183,666
                                                                      ----------------       ----------------
  End of year                                                         $    148,075,513       $    173,650,987
                                                                      ================       ================

(1)  Net of $6,677 of redemption fees retained by the Fund.

(2)  Net of $11,607 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                         -------------------------------------------------------------------------
                                                            2004             2003           2002           2001           2000
                                                         -----------     -----------     ----------     ----------     -----------
PER SHARE DATA
  Net asset value, beginning of year                     $     15.08     $     11.02     $    14.73     $    27.67     $     19.25
                                                         -----------     -----------     ----------     ----------     -----------
INVESTMENT OPERATIONS
  Net investment loss                                          (0.18)(1)       (0.13)(1)      (0.19)(1)      (0.21)(1)       (0.13)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                              1.26            4.19          (3.52)        (12.73)          11.35
                                                         -----------     -----------     ----------     ----------     -----------
      Total from investment operations                          1.08            4.06          (3.71)        (12.94)          11.22
                                                         -----------     -----------     ----------     ----------     -----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                           --              --             --             --           (2.80)
                                                         -----------     -----------     ----------     ----------     -----------
REDEMPTION FEES                                                 0.00(2)         0.00(2)          --             --              --
                                                         -----------     -----------     ----------     ----------     -----------
NET ASSET VALUE, END OF YEAR                             $     16.16     $     15.08     $    11.02     $    14.73     $     27.67
                                                         ===========     ===========     ==========     ==========     ===========
      Total return(3)                                           7.16%          36.84%        (25.19)%       (46.77)%         60.22%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                 $    48,378     $    54,827     $   52,702     $   94,322     $   211,822
    Ratio of expenses to average net assets(4)                  1.65%           1.65%          1.65%          1.65%           1.67%
    Ratio of net investment loss to average
      net assets                                               (1.13)%         (1.11)%        (1.28)%        (1.06)%         (0.77)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      0.72%           0.94%          0.81%          0.49%           0.44%
  Portfolio turnover rate                                         62%            171%            84%           138%             96%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% for the year ended October 31, 2000. The Common Class shares' net operating expense ratio after reflecting these arrangements was 1.65% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                    -------------------------------------------------------------------------
                                                       2004            2003            2002           2001           2000
                                                    -----------     -----------     ----------     ----------     -----------
PER SHARE DATA
  Net asset value, beginning of year                $     14.78     $     10.82     $    14.52     $    27.36     $     19.09
                                                    -----------     -----------     ----------     ----------     -----------
INVESTMENT OPERATIONS
  Net investment loss                                     (0.22)(1)       (0.16)(1)      (0.22)(1)      (0.25)(1)       (0.16)
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)                         1.23            4.12          (3.48)        (12.59)          11.24
                                                    -----------     -----------     ----------     ----------     -----------
      Total from investment operations                     1.01            3.96          (3.70)        (12.84)          11.08
                                                    -----------     -----------     ----------     ----------     -----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      --              --             --             --           (2.81)
                                                    -----------     -----------     ----------     ----------     -----------
REDEMPTION FEES                                              --              --           0.00(2)          --              --
                                                    -----------     -----------     ----------     ----------     -----------
NET ASSET VALUE, END OF YEAR                        $     15.79     $     14.78     $    10.82     $    14.52     $     27.36
                                                    ===========     ===========     ==========     ==========     ===========
      Total return(3)                                      6.83%          36.60%        (25.48)%       (46.93)%         59.94%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $     1,843     $     2,042     $    1,306     $    2,858     $     8,614
    Ratio of expenses to average net assets(4)             1.90%           1.90%          1.90%          1.90%           1.92%
    Ratio of net investment loss to average
      net assets                                          (1.38)%         (1.35)%        (1.55)%        (1.30)%         (1.02)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.72%           0.94%          0.80%          0.48%           0.44%
  Portfolio turnover rate                                    62%            171%            84%           138%             96%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .02% for the year ended October 31, 2000. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 1.90% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------------
                                                              2004               2003               2002             2001(1)
                                                          ------------       ------------       ------------      ------------
PER SHARE DATA
  Net asset value, beginning of period                    $      15.08       $      11.00       $      14.74      $      17.15
                                                          ------------       ------------       ------------      ------------
INVESTMENT OPERATIONS
  Net investment loss                                            (0.18)(2)          (0.30)(2)          (0.15)(2)         (0.06)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                  1.26               4.38              (3.59)            (2.35)
                                                          ------------       ------------       ------------      ------------
      Total from investment operations                            1.08               4.08              (3.74)            (2.41)
                                                          ------------       ------------       ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      16.16       $      15.08       $      11.00      $      14.74
                                                          ============       ============       ============      ============
      Total return(3)                                             7.16%             37.09%            (25.37)%          (14.05)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $     97,146       $    116,632       $         35      $          1
    Ratio of expenses to average net assets(4)                    1.65%              1.65%              1.65%             1.65%(5)
    Ratio of net investment loss to average net assets           (1.13)%            (1.96)%            (1.16)%           (1.39)%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        0.72%              0.79%              1.02%             1.03%(5)
  Portfolio turnover rate                                           62%               171%                84%              138%

(1)  For the period July 31, 2001 (inception date) through October 31, 2001.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the for the years ended October 31, 2004, 2003 and 2002, and for the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------------
                                                              2004               2003               2002             2001(1)
                                                          ------------       ------------       ------------      ------------
PER SHARE DATA
  Net asset value, beginning of period                    $      14.82       $      10.91       $      14.71      $      17.15
                                                          ------------       ------------       ------------      ------------
INVESTMENT OPERATIONS
  Net investment loss                                            (0.29)(2)          (0.22)(2)          (0.30)(2)         (0.08)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                  1.22               4.13              (3.50)            (2.36)
                                                          ------------       ------------       ------------      ------------
      Total from investment operations                            0.93               3.91              (3.80)            (2.44)
                                                          ------------       ------------       ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      15.75       $      14.82       $      10.91      $      14.71
                                                          ============       ============       ============      ============
      Total return(3)                                             6.28%             35.84%            (25.83)%          (14.23)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $        337       $         89       $         81      $          1
    Ratio of expenses to average net assets(4)                    2.40%              2.40%              2.40%             2.40%(5)
    Ratio of net investment loss to average net assets           (1.88)%            (1.89)%            (2.07)%           (2.09)%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        0.72%              0.94%              0.80%             1.02%(5)
  Portfolio turnover rate                                           62%               171%                84%              138%

(1)  For the period July 31, 2001(inception date) through October 31, 2001.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004, 2003 and 2002, and for the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------------
                                                              2004               2003               2002             2001(1)
                                                          ------------       ------------       ------------      ------------
PER SHARE DATA
  Net asset value, beginning of period                    $      14.84       $      10.92       $      14.72      $      17.15
                                                          ------------       ------------       ------------      ------------
INVESTMENT OPERATIONS
  Net investment loss                                            (0.29)(2)          (0.22)(2)          (0.28)(2)         (0.10)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                  1.23               4.14              (3.52)            (2.33)
                                                          ------------       ------------       ------------      ------------
      Total from investment operations                            0.94               3.92              (3.80)            (2.43)
                                                          ------------       ------------       ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      15.78       $      14.84       $      10.92      $      14.72
                                                          ============       ============       ============      ============
      Total return(3)                                             6.33%             35.90%            (25.82)%          (14.17)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $        371       $         61       $         60      $         42
    Ratio of expenses to average net assets(4)                    2.40%              2.40%              2.40%             2.40%(5)
    Ratio of net investment loss to average net assets           (1.88)%            (1.88)%            (2.02)%           (2.70)%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        0.72%              0.94%              0.83%             1.14%(5)
  Portfolio turnover rate                                           62%               171%                84%              138%

(1)  For the period July 31, 2001 (inception date) through October 31, 2001.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004, 2003 and 2002, and for the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Global Post-Venture Capital Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on July 16, 1996.

     The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans,
(2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"),
(3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

     Effective as of the close of business on September 26, 2003, the Fund acquired all of the net assets of the Credit Suisse Global Health Sciences Fund ("Global Health Sciences") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 2,879,834 Class A shares (valued at $40,346,632) of the Fund for 2,478,848 Common Class shares of Global Health Sciences and 15,507 Class A shares (valued at $217,249) of the Fund for 13,347 Class A shares of Global Health Sciences. Global Health Sciences' net assets of $40,563,881 at that date, which included $4,991,490 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Global Health Sciences and the Fund immediately before the acquisition were $40,563,881 and $54,936,163, respectively, and the combined net assets of the Fund after the acquisition were $95,500,044.

     Effective as of the close of business on October 10, 2003, the Fund acquired all of the net assets of the Credit Suisse Global Technology Fund ("Global

Technology") in a tax-free exchange of shares. The Fund was also the accounting survivor of the tax-free exchange. The shares exchanged were 5,013,884 Class A shares (valued at $75,108,254) of the Fund for 3,014,593 Common Class shares of Global Technology and 65,298 Class A shares (valued at $978,151) of the Fund for 39,264 Class A shares of Global Technology. Global Technology's net assets of $76,086,405 at that date, which included $1,914,638 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Global Technology and the Fund immediately before the acquisition were $76,086,405 and $100,180,079, respectively, and the combined net assets of the Fund after the acquisition were $176,266,484.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

     The Fund initially values its investments in private-equity portfolios ("Private Funds") at the amount invested in the Private Funds, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC ("CSAM") determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Fund are valued at their "fair values" using procedures approved by the Board of Directors. CSAM shall review daily the Fund's fair valued securities.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2004 the Fund had no open forward foreign currency contracts.

     I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at October 31, 2004 is as follows:

               MARKET VALUE OF                           VALUE OF
              SECURITIES LOANED                     COLLATERAL RECEIVED
              -----------------                     -------------------
                $  29,998,637                          $  30,945,911

     Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent. The Fund earned no income from securities lending through the period ended March 17, 2004.

     Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

     J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

     The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at the annual rate of 1.25% of the Fund's average daily net assets. For the year ended October 31, 2004, investment advisory fees earned and voluntarily waived for the Fund were $2,053,787 and $1,173,512, respectively. CSAM will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2004.

     Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."), Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd Australia"), each an affiliate of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. U.K., CSAM Ltd. Japan and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund. As of December 3, 2004, CSAM Ltd. Japan no longer serves as sub-investment adviser to the Fund.

     Prior to July 30, 2004 (the "Effective Date"), Abbott Capital Management LLC ("Abbott Capital") served as sub-investment adviser for the Fund's assets invested in Private Funds. Pursuant to the sub-advisory agreement between Abbott Capital and CSAM, Abbott Capital was entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Fund's Private Funds as of the end of each calendar quarter, which fee amount or a portion thereof could be waived by Abbott Capital. No compensation was paid by the Fund to Abbott Capital for its sub-investment advisory services. As of the Effective Date, Abbott Capital no longer serves as the Fund's sub-investment adviser. A portfolio management team at CSAM makes the Fund's day-to-day investment decisions with respect to Private Funds. CSAM retains all fees previously payable to Abbott Capital.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2004, co-administrative services fees earned by CSAMSI were $164,303.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                             ANNUAL RATE
           ------------------------                             -----------
           First $5 billion                         0.050% of average daily net assets
           Next $5 billion                          0.035% of average daily net assets
           Over $10 billion                         0.020% of average daily net assets

     For the year ended October 31, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $102,915.

     In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, these fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets and such fee is currently calculated at an annual rate of 0.50% of average daily net assets. For Class B shares and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2004, the Fund reimbursed CSAM $62,521, which is included in the Fund's transfer agent expense.

     For the year ended October 31, 2004, CSAMSI and its affiliates advised the Fund that they retained $8,445 from commissions earned on the sale of the Fund's Class A shares.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2004, Merrill was paid $19,629 for its services to the Fund.

NOTE 3. LINE OF CREDIT

     The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit

Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2004, and during the year ended October 31, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended October 31, 2004, purchases and sales of investment securities (excluding short-term investments) were $99,247,720 and $143,223,429, respectively.

NOTE 5. RESTRICTED SECURITIES

     Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The table below shows the number of shares held, the acquisition dates, aggregate costs, fair value as of October 31, 2004, the value per share of such securities and percentage of net assets which the securities represent. The final column represents the distributions received from each investment.

                                      NUMBER                                            VALUE  PERCENTAGE
                      SECURITY          OF     ACQUISITION                   FAIR        PER     OF NET    DISTRIBUTIONS    OPEN
SECURITY                TYPE          SHARES      DATE          COST        VALUE       SHARE    ASSETS       RECEIVED   COMMITMENTS
----------------- ----------------  ---------  -----------  -----------  ------------  ------- ----------  ------------- -----------
Austin Ventures
  VIII L.P.       Ltd. Partnership    280,002    7/13/01    $   237,184  $    223,548  $  0.80    0.15%    $      39,584 $   713,331
BostonVentures
  L.P. V          Ltd. Partnership    960,014    9/01/96        509,168       370,001     0.39    0.25%          525,664      33,986
CVC European
  Equity III L.P. Ltd. Partnership    681,096    9/04/01        551,626       730,066     1.07    0.49%          167,737     211,755
Madison
  Dearborn
  Capital
  Partners IV,
  L.P.            Ltd. Partnership    538,964    4/02/01        456,805       463,273     0.86    0.31%           79,261     456,276
New Enterprise
  Associates VII  Ltd. Partnership  1,000,000   12/01/96        444,818       237,567     0.24    0.16%        3,013,498          --
Oak Investment
  Partners X L.P. Ltd. Partnership  1,040,252    1/18/01        825,323       734,081     0.71    0.50%          192,859     366,935
Planetweb, Inc.   Preferred Stock     183,800    9/08/00        998,331         1,428     0.01    0.00%               --          --
PRN Corp.         Preferred Stock      88,000    8/13/01        792,000     1,157,200    13.15    0.78%               --          --
PRN Corp.         Warrants             20,366    8/14/01             --            --       --      --                --          --
                                                            -----------  ------------             ----     ------------- -----------
                                                            $ 4,815,255  $  3,917,164             2.64%    $   4,018,603 $ 1,782,283
                                                            ===========  ============             ====     ============= ===========

NOTE 6. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, one billion are designated as Class A shares, one billion are designated as Class B shares and one billion are classified as Class C shares. Transactions in capital shares were as follows:

                                                    COMMON CLASS
                                -----------------------------------------------------
                                   FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                    OCTOBER 31, 2004            OCTOBER 31, 2003
                                -----------------------------------------------------
                                 SHARES        VALUE         SHARES         VALUE
                                --------   -------------   ----------   -------------
Shares sold                      302,919   $   4,976,502      317,013   $   3,773,335
Shares redeemed                 (943,890)    (15,142,631)  (1,466,613)    (17,319,746)
                                --------   -------------   ----------   -------------
Net decrease                    (640,971)  $ (10,166,129)  (1,149,600)  $ (13,546,411)
                                ========   =============   ==========   =============

                                                    ADVISOR CLASS
                                -----------------------------------------------------
                                   FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                    OCTOBER 31, 2004            OCTOBER 31, 2003
                                -----------------------------------------------------
                                 SHARES        VALUE         SHARES         VALUE
                                --------   -------------   ----------   -------------
Shares sold                       14,664   $     228,756      155,973   $   1,728,967
Shares redeemed                  (36,142)       (565,871)    (138,469)     (1,518,189)
                                --------   -------------   ----------   -------------
Net increase (decrease)          (21,478)  $    (337,115)      17,504   $     210,778
                                ========   =============   ==========   =============

                                                       CLASS A
                                -----------------------------------------------------
                                   FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                    OCTOBER 31, 2004            OCTOBER 31, 2003
                                -----------------------------------------------------
                                  SHARES        VALUE         SHARES        VALUE
                                ----------  -------------   ----------  -------------
Shares sold                        428,409  $   6,950,263    6,397,919  $  87,874,742
Exchange value due to
  merger shares                         --             --    7,974,523    116,650,286
Shares redeemed                 (2,147,777)   (34,240,799)  (6,643,647)   (91,680,556)
                                ----------  -------------   ----------  -------------
Net increase (decrease)         (1,719,368) $ (27,290,536)   7,728,795  $ 112,844,472
                                ==========  =============   ==========  =============

                                                       CLASS B
                                -----------------------------------------------------
                                   FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                    OCTOBER 31, 2004            OCTOBER 31, 2003
                                -----------------------------------------------------
                                 SHARES        VALUE         SHARES         VALUE
                                --------   -------------   ----------   -------------
Shares sold                       18,437   $     295,236        2,370   $      33,106
Shares redeemed                   (3,061)        (47,130)      (3,774)        (52,098)
                                --------   -------------   ----------   -------------
Net increase (decrease)           15,376   $     248,106       (1,404)  $     (18,992)
                                ========   =============   ==========   =============

                                                       CLASS C
                                -----------------------------------------------------
                                   FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                    OCTOBER 31, 2004            OCTOBER 31, 2003
                                -----------------------------------------------------
                                 SHARES        VALUE         SHARES         VALUE
                                --------   -------------   ----------   -------------
Shares sold                       20,956   $     334,842          166   $       2,200
Shares redeemed                   (1,515)        (23,396)      (1,552)        (16,186)
                                --------   -------------   ----------   -------------
Net increase (decrease)           19,441   $     311,446       (1,386)  $     (13,986)
                                ========   =============   ==========   =============

     Effective September 16, 2002, a redemption fee of 2% of the value of Common Class and Advisor Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

     On October 31, 2004, the number of shareholders that held 5% or more of the outstanding shares for each Class of the Fund were as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS       OF OUTSTANDING SHARES
                                  ------------      ----------------------
           Common Class                 2                     60%
           Advisor Class                5                     64%
           Class A                      1                     31%
           Class B                      5                     39%
           Class C                      2                     89%

     Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and net operating losses.

     At October 31, 2004, the components of distributable earnings on a tax basis by the Fund were as follows:

       Accumulated net realized loss                     $ (111,357,784)
       Unrealized appreciation                               25,241,275
                                                         --------------
                                                         $  (86,116,509)
                                                         ==============

     At October 31, 2004, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                               EXPIRES OCTOBER 31,
                      -------------------------------------
                         2008        2009          2010
                      ---------  ------------  ------------
                      $ 979,465  $ 78,718,066  $ 31,660,253

     Included in the Fund's capital loss carryforwards which expire in 2008, 2009 and 2010 is $979,465, $413,452 and $3,321,063, respectively, acquired in the Credit Suisse Global Health Sciences Fund merger, which are subject to IRS limitations.

     Included in the Fund's capital loss carryforwards which expire in 2009 and 2010 is $13,793,369 and $11,307,601, respectively, acquired in the Credit Suisse Global Technology Fund merger, which are subject to IRS limitations.

     During the tax year ended October 31, 2004, the Fund utilized capital loss carryforwards in the amount of $5,314,834.

     At October 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were: $153,234,673, $30,147,317, $(4,909,068) and $25,238,249, respectively.

     At October 31, 2004, the Fund reclassified $9,502 from accumulated net realized loss from investments and $1,860,216 from paid-in capital to undistributed net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and foreign currency translations. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

     In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Credit Suisse Global Post-Venture Capital Fund, Inc.:

     In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global Post-Venture Capital Fund, Inc. (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 15, 2004

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                          TERM                                      NUMBER OF
                                          OF OFFICE(1)                              PORTFOLIOS IN
                                          AND                                       FUND
                            POSITION(S)   LENGTH        PRINCIPAL                   COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH     OF TIME       OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND          SERVED        PAST FIVE YEARS             DIRECTOR        HELD BY DIRECTOR
--------------------------  -----------   ------------  --------------------------  --------------  ------------------------------
INDEPENDENT DIRECTORS

Richard H. Francis          Director,     Since         Currently retired           42              None
c/o Credit Suisse Asset     Nominating    1999
Management, LLC             and Audit
466 Lexington Avenue        Committee
New York, New York          Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Director,     Since         Dean of Yale School of      41              Director of Aetna, Inc.
Box 208200                  Nominating    1998(2)       Management and                              (insurance company);
New Haven, Connecticut      and Audit                   William S. Beinecke                         Director of Calpine
06520-8200                  Committee                   Professor in the Practice                   Corporation (energy
                            Member                      of International Trade                      provider); Director of
Date of Birth: 10/29/46                                 and Finance from                            CarMax Group (used car
                                                        November 1995 to present.                   dealers.

Peter F. Krogh              Director,     Since         Dean Emeritus and           41              Director of Carlisle
301 ICC                     Nominating    2001          Distinguished Professor                     Companies Incorporated
Georgetown University       Committee                   of International Affairs                    (diversified manufacturing
Washington, DC 20057        Chairman                    at the Edmund A. Walsh                      company.
                            and Audit                   School of Foreign
Date of Birth: 02/11/37     Committee                   Service, Georgetown
                            Member                      University from
                                                        June 1995 to present.

James S. Pasman, Jr.        Director,     Since         Currently retired           43              Director of Education
c/o Credit Suisse Asset     Nominating    1999                                                      Management Corp.
Management, LLC             and Audit
466 Lexington Avenue        Committee
New York, New York          Member
10017-3140

Date of Birth: 12/20/30

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

                                          TERM                                      NUMBER OF
                                          OF OFFICE(1)                              PORTFOLIOS IN
                                          AND                                       FUND
                            POSITION(S)   LENGTH        PRINCIPAL                   COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH     OF TIME       OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND          SERVED        PAST FIVE YEARS             DIRECTOR        HELD BY DIRECTOR
--------------------------  -----------   ------------  --------------------------  --------------  ------------------------------
INDEPENDENT DIRECTORS

Steven N. Rappaport         Director,     Since         Partner of Lehigh           43              Director of Presstek, Inc.
Lehigh Court, LLC           Nominating    1999          Court, LLC and RZ Capital                   (digital imaging technologies
40 East 52nd Street         Committee                   (private investment firms)                  company); Director of
New York, New York          Member and                  from July 2002 to present;                  Wood Resources, LLC.
10022                       Audit                       Transition Adviser to                       (plywood manufacturing
                            Committee                   SunGard Securities                          company).
Date of Birth: 07/10/48     Chairman                    Finance, Inc. from
                                                        February 2002 to July
                                                        2002; President of
                                                        SunGard Securities
                                                        Finance, Inc. from 2001
                                                        to February 2002;
                                                        President of Loanet, Inc.
                                                        (on-line accounting
                                                        service) from 1997 to
                                                        2001.

INTERESTED DIRECTORS

Michel E. Kenneally(3)      Chairman      Since         Chairman and Global         45              None
Credit Suisse Asset         and Chief     2004          Chief Executive Officer
Management, LLC             Executive                   of CSAM since 2003;
466 Lexington Avenue        Officer                     Chairman and Chief
New York, New York                                      Investment Officer of
10017-3140                                              Banc of America Capital
                                                        Management from 1998 to
Date of Birth: 03/30/54                                 March 2003.

----------
(3) Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                          TERM                                      NUMBER OF
                                          OF OFFICE(1)                              PORTFOLIOS IN
                                          AND                                       FUND
                            POSITION(S)   LENGTH        PRINCIPAL                   COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH     OF TIME       OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND          SERVED        PAST FIVE YEARS             DIRECTOR        HELD BY DIRECTOR
--------------------------  -----------   ------------  --------------------------  --------------  ------------------------------
INTERESTED DIRECTORS

William W. Priest(4)        Director      Since         Chief Executive Officer of  48              Director of Globe Wireless,
Epoch Investment Partners                 1999          J Net Enterprises, Inc.                     LLC (maritime communication
667 Madison Avenue                                      (technology holdings                        company); Director of InfraRed
New York, NY 10021                                      company) since June 2004;                   X (medical device company);
                                                        Chief Executive Officer of                  Director of J Net Enterprises,
Date of Birth: 09/24/41                                 Epoch Investment Partners,                  Inc.
                                                        Inc. since April 2004;
                                                        Co-Managing Partner,
                                                        Steinberg Priest & Sloane
                                                        Capital Management, LLC
                                                        from 2001 to March 2004;
                                                        Chairman and Managing
                                                        Director of CSAM from 2000
                                                        to February 2001; Chief
                                                        Executive Officer and
                                                        Managing Director of CSAM
                                                        from 1990 to 2000.

----------
(4) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                     TERM
                                                     OF OFFICE(1)
                                                     AND
                                   POSITION(S)       LENGTH
NAME, ADDRESS AND                  HELD WITH         OF TIME
DATE OF BIRTH                      FUND              SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------------   --------------    ------------  ------------------------------------------------------------
OFFICERS

Michael A. Pignataro               Chief             Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset                Financial         1999          Associated with CSAM since 1984; Officer of other Credit
Management, LLC                    Officer and                     Suisse Funds
466 Lexington Avenue               Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                     Chief             Since         Vice President and Global Head of Compliance of CSAM;
Credit Suisse Asset                Compliance        2004          Associated with CSAM since July 2000; Vice President and
Management, LLC                    Officer                         Director of Compliance of Forstmann-Leff Associates from
466 Lexington Avenue                                               1998 to June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                         Chief             Since         Director and Deputy General Counsel of CSAM since September
Credit Suisse Asset                Legal Officer     2004          2004; Senior Associate of Sherman & Sterling LLP from
Management, LLC                                                    September 2000 to September 2004; Senior Counsel of the SEC
466 Lexington Avenue                                               Division of Investment Management from June 1997 to
New York, New York                                                 September 2000; Officer of other Credit Suisse Funds
10017-3140

Date of Birth: 08/14/70

J. Kevin Gao                       Vice              Since         Vice President and legal counsel of CSAM; Associated with
Credit Suisse Asset                President and     2004          CSAM since July 2003; Associated with the law firm of
Management, LLC                    Secretary                       Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of
466 Lexington Avenue                                               other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza                    Assistant         Since         Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset                Treasurer         2002          Associated with CSAM since 1998; Officer of other Credit
Management, LLC                                                    Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

     The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2004

     For the fiscal year ended October 31, 2004 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
PROXY POLICY AND PORTFOLIO HOLDINGS INFORMATION

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

     -  By calling 1-800-927-2874

     -  On the Fund's website, www.csam.com/us

     - On the website of the Securities and Exchange Commission, http://www.sec.gov.

     The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGPV-2-1004

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2003 and October 31, 2004.

                                   2003            2004
                                   ------------    ------------
Audit Fees                         $     14,272    $     14,272
Audit-Related Fees(1)              $      3,000    $      4,500
Tax Fees(2)                        $      2,323    $      2,323
All Other Fees                               --              --
Total                              $     19,595    $     21,095

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000), and the registrant's third quarter 2004 Form N-Q filing ($1,500).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2003 and October 31, 2004.

                                   2003            2004
                                   ----            ----
Audit-Related Fees                 N/A             N/A

Tax Fees                           N/A             N/A
All Other Fees                     N/A             N/A
Total                              N/A             N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                   2003            2004
                                   ----            ----
Audit-Related Fees                 N/A             N/A
Tax Fees                           N/A             N/A
All Other Fees                     N/A             N/A
Total                              N/A             N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2003 and October 31, 2004:

                                   2003            2004
                                   ----            ----
Audit-Related Fees                 N/A             N/A
Tax Fees                           N/A             N/A
All Other Fees                     N/A             N/A
Total                              N/A             N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2003 and October 31, 2004 were $5,323 and $6,823, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND, INC.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  January 7, 2005